Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005427 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005427 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005427 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005427 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005427 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005427 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005427 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005427 | PTC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005427 | Revvity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005427 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005427 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000005427 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000005427 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005428 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005428 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005428 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005428 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005428 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005428 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005428 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005428 | PTC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005428 | Revvity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005428 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005428 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000005428 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000005428 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000166317 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000166317 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166317 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166317 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166317 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166317 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166317 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166317 | PTC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166317 | Revvity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166317 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166317 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000166317 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000166317 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.70%